CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net income/(loss)	$ 174,348	$ (12,905)	$ 16,038
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	52,364	54,269	50,310
Gain on sale of assets	(11,579)	0	0
Other non cash items	0	241	279
Amortization and write-off of deferred finance charges	2,898	1,726	1,845
Unrealized loss/(gain) on derivatives	(8,438)	1,704	121
Unrealized foreign exchange (gain)/loss	794	(254)	(10)
Share based compensation	120	120	120
Change in:
Accounts receivable	(3,198)	10,475	(4,217)
Due from Manager	48	510	41
Inventories	3,902	(3,531)	(5,540)
Accrued revenue	(315)	(19)	476
Prepaid expenses and other current assets	351	436	(1,448)
Due to Manager	51	(9)	(14)
Trade accounts payable	(3,988)	2,455	5,045
Accrued liabilities	(829)	1,049	(2,892)
Non current assets / Other liabilities	1,435	1,038	104
Unearned revenue	9,244	6,071	(1,974)
Net Cash Provided by Operating Activities	217,208	63,376	58,284
Cash Flows from Investing Activities:
Vessel advances	(109,230)	(50,444)	(39,240)
Proceeds from sale of assets	107,084	0	0
Increase in bank time deposits	(2,310)	(93,793)	(84,969)
Maturity of bank time deposits	13,010	109,453	87,424
Net Cash (Used in)/Provided by Investing Activities	8,554	(34,784)	(36,785)
Cash Flows from Financing Activities:
Proceeds from long-term debt	178,800	92,400	177,575
Principal payments of long-term debt	(434,746)	(81,995)	(151,335)
Dividends paid	(11,198)	(11,497)	(11,495)
Payment of deferred financing costs	(2,425)	(1,762)	(2,052)
Finance lease payments	(9,786)	0	0
Payment of common stock offering expenses	(381)	(338)	0
Repurchase of common stock	0	(6,012)	(4,153)
Repurchase of preferred stock	(17,707)	(89)	0
Proceeds on issuance of common stock	71,537	0	0
Net Cash Provided by/(Used in) Financing Activities	(225,906)	(9,293)	8,540
Net increase/(decrease) in cash, cash equivalents and restricted cash	(144)	19,299	30,039
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(794)	254	10
Cash, cash equivalents and restricted cash at beginning of year	112,192	92,639	62,590
Cash, cash equivalents and restricted cash at end of year	111,254	112,192	92,639
Supplemental cash flow information:
Cash paid for interest (excluding capitalized interest):	13,693	20,943	29,348
Non Cash Investing and Financing Activities:
Unpaid financing fees	1,303	111	440
Part payment of vessel advances through issuance of common stock and preferred stock	0	3,300	6,600
Unpaid dividend on preferred stock	0	134	128
Unpaid common stock offering expenses	0	56	0
Unpaid capital expenditure	1,482	964	5,611
Right of use asset recognized	32,107	0	0
Unpaid Lease liability on initial recognition	22,757	0	0
Reconciliation of Cash, Cash Equivalents and Restricted Cash:
Cash and cash equivalents	101,004	90,038	78,938
Restricted cash – Current assets	0	3,400	0
Restricted cash – Non current assets	10,250	18,754	13,701
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 111,254	$ 112,192	$ 92,639